Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets1 [Abstract]
Claim against the State for CIRR-loans and concessionary loans	kr 448	kr 8
Cash receivables, funding operations	181	207
Other	125	71
Total	kr 754	kr 286